Document and Entity Information Document	Mar. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 24, 2025
Entity Registrant Name	BLUE OWL TECHNOLOGY FINANCE CORP. II
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56371
Entity Tax Identification Number	87-2993019
Entity Address, Address Line One	399 Park Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001889668
Amendment Flag	false
Current Fiscal Year End Date	--12-31